SHARE OPTIONS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE OPTIONS	SHARE OPTIONS
2016 Share Option Plan:
In November 2016, the Board approved the adoption of the 2016 Plan. The 2016 Plan permits share options to be granted to directors, officers and employees (the "Option holders"), of the Company and its subsidiaries. The plan has a 10-year term effective November 2016. The share options entitle the Option holders to subscribe for common shares at a price per share equal to the exercise price as determined by the Board on the date the share options are granted. The share options have no voting or other shareholder rights.

In 2020, in accordance with the terms of the 2016 Plan, 550,000, 275,000 and 275,000 share options were granted to the Chief Executive Officer, Chief Financial Officer and Chief Commercial Officer of Golden Ocean Management AS, respectively. The share options have a five-year term and vest equally over three years with a subscription price per share as specified below. The total fair value for share option award was estimated to be $0.8 million, $0.4 million and $0.4 million, respectively. All outstanding share options granted in 2020 were exercised in 2024.

	Number of options		Weighted Average Exercise Price		Weighted Average Grant date Fair Value
	Management	Total		1)
Total Outstanding as of December 31, 2022	650,000	650,000	$6.27		$1.28
Granted during 2023	—	—	—		—
Exercised during 2023	250,000	250,000	$6.70	2)	$1.29
Forfeited during 2023	—	—	—		—
Exercisable as of December 31, 2023	400,000	400,000	$5.63	2)	$1.20
Outstanding as of December 31, 2023 - Unvested	—	—	—		—
Total Outstanding as of December 31, 2023	400,000	400,000	$5.63		$1.20
Granted during 2024	—	—	—		—
Exercised during 2024	400,000	400,000	$5.86	2)	$1.08
Forfeited during 2024	—	—	—		—
Exercisable as of December 31, 2024	—	—	—		—
Outstanding as of December 31, 2024 - Unvested	—	—	—		—
Total Outstanding as of December 31, 2024	—	—	—		—
1) not adjusted for dividends. For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised.
2) Accumulated dividends as of exercise date during 2023, as of December 31, 2023 and as of exercise date during 2024 are approximately $4.40, $4.80 and $5.10 per share, respectively.

As of December 31, 2024 and 2023, outstanding vested options amounted to nil and 400,000, respectively.
The following table summarizes certain information about the options outstanding as of December 31, 2024 and 2023:

	Options Outstanding and Unvested, December 31, 2024			Options Outstanding and Exercisable, December 31, 2024
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
$0.00	—	$0.00	0	—	$0.00		0

	Options Outstanding and Unvested, December 31, 2023			Options Outstanding and Exercisable, December 31, 2023
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
$5.63	—	$0.00	0	400,000	$5.63	1)	1.79
1) Accumulated dividends as of December 31, 2023 are approximately $4.80 per share.

For the year ended December 31, 2024 and 2023 the share based compensation was nil and $0.3 million, respectively, and are included in "Administrative expenses" in the consolidated statement of operations. In 2024 and 2023, we settled the exercise of 400,000 and 250,000 share options, respectively, by distributing the same amount of treasury shares.

As of December 31, 2024 and 2023, the estimated cost relating to non-vested share options not yet recognized was nil and nil respectively.